Parent Company Information (Parent Company Condensed Statement of Balance Sheet) (Details)					12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 Parent Company [Member] KRW	Dec. 31, 2009 Parent Company [Member] KRW	Dec. 31, 2010 Banking Subsidiaries [Member] KRW	Dec. 31, 2009 Banking Subsidiaries [Member] KRW	Dec. 31, 2010 Nonbanking Subsidiaries [Member] KRW	Dec. 31, 2009 Nonbanking Subsidiaries [Member] KRW
Cash held at bank subsidiaries					159,995,000,000	15,363,000,000
Receivables from nonbanking subsidiaries									160,000,000,000	170,000,000,000
Investments in subsidiaries							15,725,580,000,000	16,324,652,000,000	986,626,000,000	921,929,000,000
Other assets	1,034,160,000	1,169,221,000,000	1,467,663,000,000		907,623,000,000	913,614,000,000
Total assets	222,671,151,000	251,752,002,000,000	253,855,432,000,000	258,326,911,000,000	17,939,824,000,000	18,345,558,000,000
Other borrowed funds	7,761,543,000	8,775,200,000,000	8,176,286,000,000		750,000,000,000
Other liabilities	3,383,651,000	3,825,556,000,000	3,354,760,000,000		143,938,000,000	7,569,000,000
Long-term debt	26,605,460,000	30,080,132,000,000	39,569,909,000,000		49,353,000,000	798,421,000,000
Total stockholders' equity	15,033,199,000	16,996,533,000,000	17,539,568,000,000		16,996,533,000,000	17,539,568,000,000
Total liabilities and shareholders' equity	$ 222,671,151,000	251,752,002,000,000	253,855,432,000,000		17,939,824,000,000	18,345,558,000,000